Management Risks - Summary of Breakdown of Loans Not Overdue and Loans Overdue either Impaired or Not Impaired (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 368,311	R$ 369,497
Percentage of loan operations and lease operations portfolio	74.70%	75.40%
Satisfactory [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 76,685	R$ 69,787
Percentage of loan operations and lease operations portfolio	15.50%	14.20%
Higher Risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 18,354	R$ 20,765
Percentage of loan operations and lease operations portfolio	3.70%	4.20%
Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 30,017	R$ 30,317
Percentage of loan operations and lease operations portfolio	6.10%	6.20%
Loans not overdue and not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 439,528	R$ 440,604
Percentage of loan operations and lease operations portfolio	89.10%	89.80%
Loans not overdue and not impaired [Member] | Lower risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 357,710	R$ 363,954
Loans not overdue and not impaired [Member] | Satisfactory [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	69,671	62,883
Loans not overdue and not impaired [Member] | Higher Risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	12,147	13,767
Loans overdue not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 23,822	R$ 19,445
Percentage of loan operations and lease operations portfolio	4.80%	4.00%
Loans overdue not impaired [Member] | Lower risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 10,601	R$ 5,543
Loans overdue not impaired [Member] | Satisfactory [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	7,014	6,904
Loans overdue not impaired [Member] | Higher Risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	6,207	6,998
Loans overdue and impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 30,017	R$ 30,317
Percentage of loan operations and lease operations portfolio	6.10%	6.20%
Loans overdue and impaired [Member] | Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 30,017	R$ 30,317